Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Summary of Debt Securities

	December 31, 2025	December 31, 2024
Government securities	2,416,922,665	2,975,652,787
Government securities - Pledged as collateral	491,892,337	—
Financial assets pledged as collateral (1)	96,850,162	164,435,498
Private securities - Corporate bonds	42,702,113	49,402,521
Financial assets pledged as collateral – USD (2)	35,872,370	—
BCRA notes	—	48,802,895
TOTAL	3,084,239,647	3,238,293,701
(1)Set up as collateral to operate with Bolsas y Mercados Argentinos S.A. (“BYMA”) and A3 Mercados S.A. (“A3”) on foreign currency forward transactions and futures contracts. The trust fund consists of government securities in pesos adjusted by CER with maturity 2026 (TZX26, TZXD7, TTJ26 and TTD26). As of December 31, 2024, it was composed of T2X5, TX26 and TZXD5.
(2)Financial assets pledged as collateral are composed of dollars in cash, Treasury Bonds (D16E6), Bonds for the reconstruction of a Free Argentina (S1B, S1C y S1D) and Private securities (YM35O) as collateral for activities related to the transactions on A3 and BYMA.

Debt exchange - August, 2024
In August 2024, the Bank participated in a voluntary debt exchange under section 11, Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by CER . Maturity February 14, 2025 (T2X5P)	4,730,000,000
Argentine Treasury Bond in pesos adjusted by CER . Maturity October 14, 2024 (T4X4P)	14,420,000,000

Securities Received
Description	Nominal values
Argentine Treasury Bills Capitalizable in Pesos. Maturity March 31, 2025 (LT S31M5P)	21,939,229,119
Argentine Treasury Bonds in Pesos adjusted by CER. Maturity December 15, 2025 (BOND TZXD5P)	56,422,237,648

Debt exchange - January, 2025

In January 2025, the Bank participated in a voluntary debt exchange under section 2, Decree No. 846/2024 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (BOND T2X5P)	13,857,176,685
Argentine Treasury Bills Capitalizable in Pesos. Maturity May 30, 2025 (LT S30Y5P)	26,690,835,200
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 18, 2025 (LT S18J5P)	50,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 30, 2025 (LT S30J5P)	25,112,610,000
Argentine Treasury Bonds in Pesos adjusted by CER. Maturity June 30, 2025 (BOND TZX25P)	3,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity August 29, 2025 (LT S29G5P)	25,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 31, 2025 (LT S31L5P)	175,850,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity September 12, 2025 (LT S12S5P)	25,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity September 30, 2025 (LT S30S5P)	50,000,000,000
Argentine Treasury Bonds Capitalizable in Pesos. Maturity October 17, 2025 (BOND T17O5P)	100,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity May 16, 2025 (LT S16Y5P)	19,387,383,700

Securities Received
Description	Nominal values
Argentine Treasury Bills Capitalizable in Pesos. Maturity November 10, 2025 (LT S10N5P)	91,130,891,038
Argentine Treasury Bonds in Pesos Dual Rate. Maturity March 16, 2026 (TTM26P)	163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity June 30, 2026 (TTJ26P)	163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity September 15, 2026 (TTS26P)	163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity December 15, 2026 (TTD26P)	163,702,463,038

Debt exchange - February, 2025

In February 2025, the Bank participated in a voluntary debt exchange under section 2, Decree No. 846/2024 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bills Capitalizable in Pesos. Maturity March 31, 2025 (LT S31M5P)	42,927,187,195

Securities Received
Description	Nominal values
Argentine Treasury Bills Capitalizable in Pesos. Maturity November 10, 2025 (LT S10N5P)	64,312,653,526

Summary of Equity Instruments

	December 31, 2025	December 31, 2024
Compensadora Electrónica S.A.	4,687,121	3,205,818
A3 Mercados S.A. (ex Mercado Abierto Electrónico S.A.)	4,294,797	1,330,984
Banco Latinoamericano de Exportaciones S.A.	1,310,020	968,160
Seguro de Depósitos S.A.	361,110	352,904
Others	76,483	65,181
TOTAL	10,729,531	5,923,047